Income taxes	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Income taxes
5.2 Income taxes

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Current income tax benefit/(expense)	(8.1)	(18.0)	(18.6)	(33.6)
Deferred income tax benefit/(expense)	(3.8)	28.0	(17.7)	36.5
Income tax benefit / (expense)	(11.8)	10.0	(36.3)	2.9

Income tax benefit / (expense) during the three-month and six-month period ended June 30, 2024 resulted in an income tax expense of CHF (11.8) million and CHF (36.3) million, respectively, compared to CHF 10.0 million and CHF 2.9 million income tax benefit for the same period in 2023. The effective tax rate ("ETR") for the three and six-month periods ended June 30, 2024 is 27.7% and 22.9%, respectively, compared to the ETR for the three and six-month periods ended June 30, 2023 of 149.3% and (6.5)%, respectively. The changes in income tax benefit / (expense) are mainly due to deferred income tax benefits during the three and six-month periods ended June 30, 2023, related to the elimination of intercompany profits in inventory as well as higher effectiveness of certain tax incentives.